                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                                    4TH FLOOR
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                        Copy to:
Thomas J. Reyes, Vice President and Counsel               Philip H. Newman, Esq.
    State Street Bank and Trust Company                    Goodwin Procter LLP
     2 Avenue De Lafayette, 6th Floor                         Exchange Place
             Boston, MA 02111                                Boston, MA 02109

Registrant's telephone number, including area code: (617)-662-3967

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE         AMOUNT          COST +
------------------                              --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 14.73%
ABCP COLLATERALIZED DEBT OBLIGATIONS -- 1.11%
   Davis Square Funding III                      5.300%    04/02/2007   $105,103,000   $  105,087,526
   Davis Square Funding IV                       5.300%    04/02/2007    155,000,000      154,977,181
   Lockhart Funding LLC                          5.260%    05/11/2007    290,216,000      288,519,849
   Lockhart Funding LLC                          5.260%    05/14/2007    170,823,000      169,749,757
                                                                                       --------------
                                                                                          718,334,313
                                                                                       --------------
ABCP CREDIT ARBITRAGE -- 1.09%
   Grampian Funding Ltd.                         5.220%    05/22/2007    150,000,000      148,892,875
   Grampian Funding Ltd.                         5.225%    06/27/2007     20,000,000       19,747,458
   Surrey Funding Corp.                          5.260%    04/03/2007    250,000,000      249,926,945
   Surrey Funding Corp.                          5.260%    04/04/2007    287,320,000      287,194,058
                                                                                       --------------
                                                                                          705,761,336
                                                                                       --------------
ABCP RECEIVABLES AND SECURITIES -- 3.41%
   Beethoven Funding Corp.                       5.220%    06/06/2007    186,766,000      184,978,649
   Beethoven Funding Corp.                       5.250%    05/02/2007    228,056,000      227,024,997
   CAFCO LLC                                     5.220%    06/06/2007    200,000,000      198,086,000
   CAFCO LLC                                     5.220%    06/07/2007    300,000,000      297,085,500
   Charta LLC                                    5.220%    06/07/2007    175,000,000      173,299,875
   Ciesco LLC                                    5.215%    06/07/2007    150,000,000      148,544,146
   CRC Funding LLC                               5.220%    06/06/2007    200,000,000      198,086,000
   CRC Funding LLC                               5.220%    06/07/2007    300,000,000      297,085,500
   Sheffield Receivables Corp.                   5.250%    04/25/2007    379,000,000      377,673,500
   Tulip Funding Corp.                           5.300%    04/02/2007    108,062,000      108,046,091
                                                                                       --------------
                                                                                        2,209,910,258
                                                                                       --------------
ABCP SINGLE SELLER -- 3.47%
   Aegis Finance LLC                             5.275%    04/11/2007    175,000,000      174,743,576
   BA Credit Card (Emerald Notes)                5.230%    05/30/2007    333,500,000      330,641,442
   BA Credit Card (Emerald Notes)                5.250%    05/02/2007    169,852,000      169,084,127
   BA Credit Card (Emerald Notes)                5.250%    05/16/2007    150,000,000      149,015,625
   Citibank Credit Card (Dakota Notes)           5.245%    05/01/2007    290,200,000      288,931,584
   Citibank Credit Card (Dakota Notes)           5.250%    05/16/2007    200,000,000      198,687,500
   Citibank Credit Card (Dakota Notes)           5.220%    06/07/2007    114,000,000      112,892,490
   Citibank Credit Card (Dakota Notes)           5.240%    04/25/2007    262,324,000      261,407,615
   Citibank Credit Card (Dakota Notes)           5.240%    04/27/2007    215,000,000      214,186,345
   Citibank Credit Card (Dakota Notes)           5.250%    05/22/2007    150,000,000      148,884,375
   Citibank Credit Card (Dakota Notes)           5.255%    04/13/2007    200,000,000      199,649,667
                                                                                       --------------
                                                                                        2,248,124,346
                                                                                       --------------
BANK DOMESTIC -- 1.57%
   Bank of America Corp.                         5.171%    04/04/2007    100,000,000       99,956,908
   Bank of America Corp.                         5.170%    07/05/2007    125,000,000      123,294,618
   Bank of America Corp.                         5.195%    08/06/2007    400,000,000      392,669,278

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE          AMOUNT         COST +
------------------                              --------   ----------   ------------   --------------
COMMERCIAL PAPER -- (CONTINUED)
   Ormond Quay Funding LLC (a) (b)               5.280%    04/30/2007   $400,000,000   $  399,986,878
                                                                                       --------------
                                                                                        1,015,907,682
                                                                                       --------------
BANK FOREIGN -- 2.53%
   Danske Corp.                                  5.210%    04/18/2007    500,000,000      498,769,861
   Danske Corp.                                  5.128%    10/23/2007     75,000,000       72,809,917
   Macquarie Bank Ltd. (a) (b)                   5.300%    08/10/2007    125,000,000      124,994,950
   Macquarie Bank Ltd. (a) (b)                   5.330%    04/23/2007    250,000,000      250,000,000
   Macquarie Bank Ltd.                           5.215%    08/10/2007    200,000,000      196,204,639
   Skandinaviska Enskilda Banken AG (a) (b)      5.290%    04/24/2007    500,000,000      499,959,559
                                                                                       --------------
                                                                                        1,642,738,926
                                                                                       --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.55%
   General Electric Capital Corp.                5.185%    08/14/2007    200,000,000      196,111,250
   General Electric Capital Corp.                5.210%    06/05/2007    600,000,000      594,355,833
   General Electric Capital Corp.                5.140%    10/23/2007    225,000,000      218,542,875
                                                                                       --------------
                                                                                        1,009,009,958
                                                                                       --------------
TOTAL COMMERCIAL PAPER                                                                  9,549,786,819
                                                                                       --------------
CERTIFICATES OF DEPOSIT -- 5.13%
BANK DOMESTIC -- 5.13%
   Citibank New York NA                          5.285%    06/12/2007    268,000,000      268,000,000
   Citibank New York NA                          5.285%    06/13/2007    319,000,000      319,000,000
   Citibank New York NA                          5.310%    05/29/2007    258,000,000      258,000,000
   Citibank New York NA                          5.310%    05/09/2007    260,000,000      260,000,000
   First Tennessee Bank National Association     5.310%    05/15/2007    300,000,000      300,000,000
   First Tennessee Bank National Association     5.300%    05/29/2007    400,000,000      400,000,000
   SunTrust Bank (a)                             5.280%    04/05/2007    500,000,000      500,000,000
   Washington Mutual                             5.310%    05/03/2007    100,000,000      100,000,000
   Washington Mutual                             5.310%    05/14/2007    200,000,000      200,000,000
   Washington Mutual                             5.360%    04/24/2007    300,000,000      300,000,000
   Washington Mutual (a)                         5.300%    04/26/2007    320,000,000      320,000,000
   Washington Mutual (a)                         5.340%    04/30/2007    100,000,000      100,000,000
                                                                                       --------------
TOTAL CERTIFICATES OF DEPOSIT                                                           3,325,000,000
                                                                                       --------------
YANKEE CERTIFICATES OF DEPOSIT -- 28.72%
BANK FOREIGN -- 28.72%
   Abbey National Treasury                       5.300%    06/15/2007    150,000,000      150,000,000
   Abbey National Treasury                       5.343%    04/23/2007    250,000,000      250,000,000
   Abbey National Treasury                       5.319%    06/08/2007    215,000,000      214,999,501
   Banco Bilbao Vizcaya                          5.310%    05/29/2007    225,000,000      225,001,789

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE           AMOUNT           COST +
------------------                              --------   ----------   --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
   Banco Bilbao Vizcaya                          5.310%    06/01/2007   $  300,000,000   $   300,010,031
   Banco Bilbao Vizcaya                          5.340%    08/09/2007      530,000,000       530,000,000
   Banco Bilbao Vizcaya                          5.345%    08/07/2007      850,000,000       850,014,716
   Banco Bilbao Vizcaya                          5.315%    04/04/2007      200,000,000       200,000,082
   Bank of Ireland                               5.340%    08/09/2007      500,000,000       500,000,000
   Barclays Bank Plc (a)                         5.280%    04/03/2007       85,000,000        84,993,470
   Barclays Bank Plc                             5.285%    06/07/2007      345,000,000       345,000,000
   Barclays Bank Plc                             5.285%    06/08/2007      500,000,000       500,000,000
   Barclays Bank Plc                             5.355%    01/22/2008      200,000,000       200,000,000
   Barclays Bank Plc                             5.365%    01/28/2008      500,000,000       500,000,000
   Barclays Bank Plc                             5.300%    06/15/2007      222,000,000       222,000,000
   BNP Paribas NY Branch                         5.285%    06/11/2007      900,000,000       900,000,000
   BNP Paribas NY Branch                         5.340%    05/07/2007      285,000,000       285,000,000
   BNP Paribas NY Branch                         5.315%    05/24/2007      180,000,000       180,000,000
   Calyon NY (a)                                 5.260%    04/02/2007      483,500,000       483,463,318
   Calyon NY                                     5.305%    05/17/2007      300,000,000       300,000,000
   Canadian Imperial Bank of Commerce            5.375%    10/26/2007      116,050,000       116,068,590
   Credit Agricole NY                            5.260%    08/28/2007      350,000,000       350,000,000
   Credit Suisse First Boston                    5.285%    06/07/2007    1,000,000,000     1,000,000,000
   Dexia Bank                                    5.370%    10/26/2007      198,200,000       198,317,652
   Dexia Bank (a)                                5.278%    04/26/2007      350,000,000       349,963,340
   HBOS Treasury Service (a)                     5.280%    04/19/2007      400,000,000       400,000,000
   HBOS Treasury Service                         5.170%    12/20/2007      119,500,000       119,329,152
   HSH Nordbank AG                               5.280%    07/09/2007      250,000,000       250,000,000
   HSH Nordbank AG                               5.365%    10/29/2007      250,000,000       250,000,000
   HSH Nordbank AG                               5.349%    08/06/2007      500,000,000       499,997,853
   Landesbank Baden                              5.280%    06/08/2007      500,000,000       500,000,000
   Rabobank Nederland NV                         5.300%    04/03/2007      250,000,000       250,000,000
   Royal Bank of Canada (a)                      5.265%    04/03/2007      590,000,000       589,962,568
   Royal Bank of Canada (a)                      5.290%    04/02/2007    1,200,000,000     1,199,869,453
   Royal Bank of Canada (a)                      5.290%    04/02/2007      200,000,000       199,977,698
   Svenska Handelsbanken                         5.280%    05/14/2007    1,395,000,000     1,395,004,128
   Toronto Dominion Bank                         5.503%    05/03/2007      200,000,000       200,012,990
   Toronto Dominion Bank                         5.670%    06/25/2007       51,700,000        51,720,640
   Toronto Dominion Bank                         5.440%    08/10/2007      200,000,000       200,078,614
   UBS AG Stamford                               5.285%    05/07/2007      860,000,000       860,000,000
   UBS AG Stamford                               5.300%    05/29/2007      975,000,000       975,000,000
   UniCredito Italiano SpA                       5.330%    05/14/2007      214,000,000       214,000,000
   UniCredito Italiano SpA                       5.285%    07/06/2007      300,000,000       300,000,000
   UniCredito Italiano SpA                       5.350%    08/13/2007      775,000,000       775,000,000
   Westpac Banking                               5.300%    04/05/2007      150,000,000       150,000,000
                                                                                         ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                      18,614,785,585
                                                                                         ---------------

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE           AMOUNT           COST +
------------------                              --------   ----------   --------------   --------------
EURODOLLAR CERTIFICATES OF DEPOSIT -- 2.88%
BANK FOREIGN -- 2.88%
   Credit Agricole SA                            5.260%    06/11/2007   $  500,000,000   $  500,000,000
   Credit Agricole SA                            5.375%    04/27/2007      150,000,000      149,999,472
   HBOS Treasury Service                         5.600%    06/19/2007      150,000,000      150,046,463
   Societe Generale                              5.310%    04/19/2007      768,000,000      768,000,000
   Societe Generale                              5.370%    04/23/2007      150,000,000      150,004,355
   Societe Generale                              5.330%    05/14/2007      150,000,000      150,000,000
                                                                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                  1,868,050,290
                                                                                         --------------
BANK NOTES -- 1.78%
BANK DOMESTIC -- 1.78%
   Bank of America Corp. (a)                     5.315%    04/02/2007      650,000,000      650,000,000
   Bank of America Corp. (a)                     5.488%    04/02/2007      500,000,000      500,000,000
                                                                                         --------------
TOTAL BANK NOTES                                                                          1,150,000,000
                                                                                         --------------
MEDIUM TERM NOTES -- 17.13%
BANK DOMESTIC -- 3.88%
   First Tennessee Bank National
      Association (a) (b)                        5.330%    04/17/2007      147,000,000      147,000,000
   J P Morgan Chase & Co. (a)                    5.290%    04/02/2007      740,000,000      740,000,000
   Wells Fargo Bank NA (a)                       5.310%    04/05/2007      500,000,000      500,000,000
   Wells Fargo Bank NA (a)                       5.280%    04/18/2007    1,125,000,000    1,125,000,000
                                                                                         --------------
                                                                                          2,512,000,000
                                                                                         --------------
BANK FOREIGN -- 11.09%
   Alliance & Leicester Plc (a) (b)              5.300%    04/02/2007      465,000,000      465,000,000
   Alliance & Leicester Plc (a) (b)              5.330%    04/10/2007      245,000,000      245,000,000
   ANZ National (Int'l) Ltd. (a) (b)             5.310%    04/10/2007      270,000,000      270,000,000
   ANZ National (Int'l) Ltd. (a) (b)             5.320%    04/24/2007      220,000,000      220,000,000
   Bank Ireland Governor & Co. (a) (b)           5.300%    04/19/2007      125,000,000      125,000,000
   Bank Ireland Governor & Co. (a) (b)           5.320%    04/20/2007      430,000,000      430,000,000
   Banque Federative du Credit Mutuel (a) (b)    5.320%    04/13/2007      480,000,000      480,000,000
   BNP Paribas SA (a) (b)                        5.330%    05/21/2007      200,000,000      200,000,000
   BNP Paribas SA (a) (b)                        5.310%    04/26/2007      260,000,000      260,000,000
   Caja De Ahorros (a)                           5.360%    04/19/2007      310,000,000      310,000,000
   CAM US Finance SA (a) (b)                     5.360%    07/03/2007      125,000,000      125,000,000
   Commonwealth Bank Australia (a) (b)           5.320%    04/26/2007      220,000,000      220,000,000
   HBOS Treasury Service (a) (b)                 5.390%    04/02/2007      200,000,000      200,000,000
   HBOS Treasury Service (a) (b)                 5.310%    04/10/2007      475,000,000      475,000,000
   HSH Nordbank AG (a) (b)                       5.330%    04/23/2007      150,000,000      150,000,000
   National Australia Bank Ltd. (a) (b)          5.289%    04/10/2007      415,000,000      415,000,000
   Nationwide Building Society (a) (b)           5.369%    04/10/2007      385,000,000      385,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE         AMOUNT           COST +
------------------                              --------   ----------   ------------   ---------------
MEDIUM TERM NOTES -- (CONTINUED)
   Nordea Bank Finland Plc (a) (b)               5.330%    04/11/2007   $575,200,000   $   575,207,535
   Nordea Bank Finland Plc (a) (b)               5.300%    04/10/2007    195,000,000       194,992,844
   Northern Rock Plc (a) (b)                     5.380%    04/05/2007    330,000,000       330,000,000
   Northern Rock Plc (a) (b)                     5.340%    04/05/2007    230,000,000       230,000,000
   Svenska Handelsbanken (a) (b)                 5.290%    04/23/2007    100,000,000       100,000,000
   Svenska Handelsbanken (a) (b)                 5.290%    04/13/2007    180,000,000       180,000,000
   UniCredito Italiano Bank (Ireland)
      PLC (a) (b)                                5.330%    04/16/2007    175,000,000       175,000,000
   Westpac Banking (a) (b)                       5.300%    04/10/2007    125,000,000       125,000,000
   Westpac Banking (a) (b)                       5.310%    04/16/2007    300,000,000       300,000,000
                                                                                       ---------------
                                                                                         7,185,200,379
                                                                                       ---------------
BROKERAGE -- 1.40%
   Merrill Lynch & Co., Inc. (a)                 5.400%    04/04/2007    305,000,000       305,000,000
   Morgan Stanley (a)                            5.400%    04/05/2007    305,000,000       305,000,000
   Morgan Stanley (a)                            5.380%    04/17/2007    300,000,000       300,000,000
                                                                                       ---------------
                                                                                           910,000,000
                                                                                       ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.61%
   American Express Credit Corp. (a)             5.290%    04/20/2007    240,000,000       240,000,000
   BMW US Capital LLC (a) (b)                    5.300%    04/05/2007     60,000,000        60,000,000
   General Electric Capital Corp. (a)            5.280%    04/26/2007     95,000,000        95,000,000
                                                                                       ---------------
                                                                                           395,000,000
                                                                                       ---------------
SPECIALTY FINANCE -- 0.15%
   Whistlejacket Capital Ltd. (a) (b)            5.280%    04/16/2007    100,000,000        99,998,192
                                                                                       ---------------
TOTAL MEDIUM TERM NOTES                                                                 11,102,198,571
                                                                                       ---------------
PROMISSORY NOTES -- 0.68%
BROKERAGE -- 0.68%
   Goldman Sachs Promissory Note (a) (c)         5.470%    04/01/2007    340,000,000       340,000,000
   Goldman Sachs Promissory Note (a) (c)         5.480%    04/01/2007    100,000,000       100,000,000
                                                                                       ---------------
TOTAL PROMISSORY NOTES                                                                     440,000,000
                                                                                       ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.15%
   Federal Home Loan Mortgage Corp.              5.045%    11/30/2007    100,000,000        96,594,625
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                    96,594,625
                                                                                       ---------------

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT          COST +
------------------                              --------   ----------     -------------   ------------
REPURCHASE AGREEMENTS -- 28.35%
   Banc of America Tri Party, 5.488% dated
      3/15/07 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-10.20% due 4/15/08-12/01/96
      valued at $691,560,001); proceeds
      $679,860,263                               5.488%    04/02/2007(e)   $678,000,000   $678,000,000

   Barclays Tri Party, 5.478% dated 3/15/07
      (collateralized by Asset Backed
      Securities, 0.00% due 12/08/45 valued
      at $357,000,000); proceeds $350,958,563    5.478%    04/02/2007(e)    350,000,000    350,000,000

   Barclays Tri Party, 5.478% dated 1/18/07
      (collateralized by various Corporate
      Investment Grade Bonds, 2.140%-8.625%
      due 9/20/07-10/01/99 valued at
      $433,500,184); proceeds $429,785,205       5.478%    04/02/2007(e)    425,000,000    425,000,000

   Bear Stearns Tri Party, 5.488% dated
      3/30/07 (collateralized by various U.S.
      Government Obligations, 0.00%-7.50% due
      8/15/08-1/25/48 valued at
      $637,502,948); proceeds $625,285,807       5.488%    04/02/2007       625,000,000    625,000,000

   BNP Paribas Tri Party, 5.488% dated
      3/30/07 (collateralized by various
      Corporate Investment Grade Bonds,
      5.51%-8.375% due 9/15/08-3/15/99 valued
      at $357,000,000); proceeds $350,160,052    5.488%    04/02/2007       350,000,000    350,000,000

   Countrywide Funding Tri Party, 5.390%
      dated 3/30/07 (collateralized by
      various U.S. Government Obligations,
      5.00%-6.50% due 12/01/06-4/01/37 valued
      at $127,500,001); proceeds $125,056,146    5.390%    04/02/2007       125,000,000    125,000,000

   Credit Suisse First Boston Tri Party,
      5.518% dated 3/30/07 (collateralized by
      various Asset Backed Securities,
      0.00%-11.50% due 3/15/11-2/25/46 valued
      at $237,086,886); proceeds $230,105,752    5.518%    04/02/2007       230,000,000    230,000,000

   Credit Suisse First Boston Tri Party,
      5.518% dated 2/6/07 (collateralized by
      various Equity Securities and Corporate
      Investment Grade Bonds, 0.00%-6.00%,
      due 10/01/07-2/15/37 valued at
      $810,124,152); proceeds $816,827,906       5.518%    04/02/2007(e)    810,000,000    810,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE             AMOUNT           COST +
------------------                              --------   ----------     --------------   --------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Credit Suisse First Boston Tri Party,
      5.488% dated 3/30/07 (collateralized by
      various Corporate High Yield Bonds,
      0.000%-9.473% due 6/15/10-12/15/14
      valued at $183,754,480); proceeds
      $175,080,026                               5.488%    04/02/2007     $  175,000,000   $  175,000,000

   Deutsche Bank Tri Party, 5.320% dated
      2/26/07 (collateralized by various
      Equity Securities, valued at
      $1,260,000,002); proceeds
      $1,206,206,667                             5.320%    04/02/2007(d)   1,200,000,000    1,200,000,000

   Deutsche Bank Tri Party, 5.320% dated
      3/01/07 (collateralized by various
      Corporate High Yield Bonds, 0.25%-5.25%
      due 6/1/08-3/15/37 valued at
      $735,000,680); proceeds $706,413,556       5.320%    05/02/2007(d)     700,000,000      700,000,000

   Deutsche Bank Tri Party, 5.508% dated
      3/30/07 (collateralized by various
      Corporate High Yield Bonds,
      1.625%-4.750% due 7/15/12-7/01/36
      valued at $262,500,611); proceeds
      $250,114,740                               5.508%       04/02/2007     250,000,000      250,000,000

   Dresdner Bank Tri Party, 5.488% dated
      3/22/07 (collateralized by various
      Asset Backed Securities and Corporate
      Investment Grade Bonds, 0.00%-7.61% due
      1/05/11-12/13/46 valued at
      $688,638,700); proceeds $676,131,797       5.488%    04/02/2007(e)     675,000,000      675,000,000

   Dresdner Bank Tri Party, 5.498% dated
      3/22/07 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.375% due 9/28/07-9/01/35 valued
      at $105,005,737); proceeds $100,167,979    5.498%    04/02/2007(e)     100,000,000      100,000,000

   Dresdner Bank Tri Party, 5.488% dated
      3/30/07 (collateralized by various
      Corporate Investment Grade Bonds,
      4.88%-8.00% due 11/14/08-10/20/50
      valued at $259,883,241); proceeds
      $250,114,323                               5.488%    04/02/2007(e)     250,000,000      250,000,000

   Fortis Securities bank SA Tri Party,
      5.488% dated 3/27/07 (collateralized by
      various Mortgage Backed Securities,
      0.00% due 2/25/34-1/25/37 valued at
      $453,900,000); proceeds $445,406,990       5.488%    04/02/2007(e)     445,000,000      445,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE             AMOUNT          COST +
------------------                              --------   ----------     --------------   --------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Fortis Securities, Inc. Tri Party, 5.488%
      dated 2/22/06 (collateralized by
      various Mortgage Backed and Asset
      Backed Securities, 0.00%-6.027% due
      1/17/12-1/25/47 valued at
      $513,023,719); proceeds $502,972,396       5.488%    04/02/2007(e)  $  500,000,000   $  500,000,000

   Fortis Securities, Inc. Tri Party, 5.488%
      dated 3/22/07 (collateralized by
      various Mortgage Backed and Asset
      Backed Securities, 0.00%-6.027% due
      1/17/12-1/25/47 valued at
      $153,907,116); proceeds $150,251,510       5.488%    04/02/2007(e)     150,000,000      150,000,000

   Goldman Sachs Tri Party, 5.410% dated
      3/30/07 (collateralized by various
      Commercial Papers, 0.00% due
      4/17/07-5/04/07 valued at
      $153,000,000); proceeds $150,067,625       5.410%       04/02/2007     150,000,000      150,000,000

   Goldman Sachs Tri Party, 5.5875% dated
      3/21/07 (collateralized by various
      Equity Securities, valued at
      $572,250,000); proceeds $546,015,063       5.588%    04/02/2007(e)     545,000,000      545,000,000

   Goldman Sachs Tri Party, 5.488% dated
      11/22/06 (collateralized by various
      Municipal Bonds, 0.00%-5.90% due
      12/01/11-2/15/47 valued at
      $153,000,001); proceeds $152,995,260       5.488%    04/02/2007(e)     150,000,000      150,000,000

   Goldman Sachs Tri Party, 5.538% dated
      12/27/05 (collateralized by various
      Municipal Bonds and Mortgage Backed
      Securities, 4.50%-5.21% due
      2/15/47-12/11/49 valued at
      $255,000,001); proceeds $267,727,691       5.538%    04/02/2007(e)     250,000,000      250,000,000

   Greenwich Capital Markets Tri Party,
      5.498% dated 1/26/07 (collateralized by
      various Asset Backed Securities,
      0.00%-8.86% due 4/23/07-11/05/56 valued
      at $1,122,001,451); proceeds
      $1,111,086,625                             5.498%    04/02/2007(e)   1,100,000,000    1,100,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE             AMOUNT           COST +
------------------                              --------   ----------     --------------   --------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   HSBC Tri Party, 5.488% dated 2/26/07
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-11.375%
      due 4/27/07-6/01/66 valued at
      $702,749,985); proceeds $673,574,497       5.488%    04/02/2007(e)  $  670,000,000   $  670,000,000

   ING Tri Party, 5.460% dated 3/30/07
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-4.875%
      due 6/12/07-9/22/36 valued at
      $102,646,163); proceeds $100,045,500       5.460%    04/02/2007        100,000,000      100,000,000

   ING Tri Party, 5.478% dated 2/15/07
      (collateralized by various Mortgage
      Backed Securities, 0.00%-7.00% due
      4/03/14-6/12/47 valued at
      $1,020,001,163); proceeds
      $1,006,999,028                             5.478%    04/02/2007(e)   1,000,000,000    1,000,000,000

   ING Tri Party, 5.390% dated 3/30/07
      (collateralized by various U.S.
      Government Obligations, 0.00%-7.00% due
      6/15/11-11/01/36 valued at
      $331,502,650); proceeds $325,145,979       5.390%    04/02/2007        325,000,000      325,000,000

   Lehman Tri Party, 5.548% dated 12/06/06
      (collateralized by various Equity
      Securities, valued at $378,000,832);
      proceeds $360,721,175                      5.548%    04/12/2007(d)     360,000,000      360,000,000

   Lehman Tri Party, 5.548% dated 12/15/06
      (collateralized by various Equity
      Securities, valued at $840,068,307);
      proceeds $801,602,611                      5.548%    04/12/2007(d)     800,000,000      800,000,000

   Lehman Tri Party, 5.558% dated 4/21/05
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-11.00%
      due 1/02/08-3/15/27 valued at
      $126,000,270); proceeds $133,171,275       5.558%    04/02/2007(e)     120,000,000      120,000,000

   Lehman Tri Party, 5.558% dated 3/23/07
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-12.00%
      due 3/17/09-4/01/17 valued at
      $236,250,113); proceeds $225,347,344       5.558%    04/02/2007(e)     225,000,000      225,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT         COST +
------------------                              --------   ----------     ------------   ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Lehman Tri Party, 5.488% dated 3/26/07
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-8.75% due
      11/01/07-6/30/66 valued at
      $357,000,953); proceeds $350,373,455       5.488%    04/02/2007(d)  $350,000,000   $350,000,000

   Lehman Tri Party, 5.518% dated 12/22/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-10.00%
      due 10/01/07-10/01/45 valued at
      $255,001,995); proceeds $250,804,635       5.518%    04/20/2007(d)   250,000,000    250,000,000

   Merrill Lynch Tri Party, 5.488% dated
      3/01/07 (collateralized by various
      Corporate High Yield Bonds,
      0.00%-12.348% due 5/15/07-3/15/28
      valued at $758,100,850); proceeds
      $722,440,219                               5.488%    04/03/2007(d)   722,000,000    722,000,000

   Merrill Lynch Tri Party, 5.350% dated
      3/16/07 (collateralized by various
      Equity Securities, valued at
      $525,174,451); proceeds $502,303,472       5.350%    04/16/2007(d)   500,000,000    500,000,000

   Merrill Lynch Tri Party, 5.380% dated
      3/16/07 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-11.00%, due 6/15/07-5/01/37
      valued at $524,784,670); proceeds
      $502,316,389                               5.380%    04/16/2007(d)   500,000,000    500,000,000

   Morgan Stanley Tri Party, 5.488% dated
      3/30/07 (collateralized by various
      Mortgage Backed Securities and U.S.
      Government Obligations, 0.00%-7.00% due
      1/01/11-8/15/48 valued at 485,018,314);
      proceeds $475,217,214                      5.488%    04/02/2007      475,000,000    475,000,000

   Morgan Stanley Tri Party, 5.538% dated
      3/07/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-4.95% due 8/15/08-1/01/49 valued
      at $371,050,191); proceeds $351,399,757    5.538%    04/02/2007(e)   350,000,000    350,000,000

   Morgan Stanley Tri Party, 5.563% dated
      4/12/05 (collateralized by various
      Mortgage Backed Securities and U.S.
      Government Obligations, 0.00%-7.00% due
      1/01/11-8/15/48 valued at 204,218,238);
      proceeds $222,250,000                      5.563%    04/02/2007(e)   200,000,000    200,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE           AMOUNT           COST +
------------------                              --------   ----------     ------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Morgan Stanley Tri Party, 5.390% dated
      3/30/07 (collateralized by various
      Mortgage Backed Securities and U.S.
      Government Obligations, 0.00%-7.00% due
      1/01/11-8/15/48 valued at 343,804,466);
      proceeds $336,854,236                      5.390%    04/02/2007     $336,703,000   $   336,703,000

   Salomon Smith Barney Tri Party, 5.538%
      dated 3/22/07 (collateralized by
      various Corporate High Yield Bonds,
      5.150%-10.625% due 5/01/07-6/15/17
      valued at $105,000,001); proceeds
      $100,169,201                               5.538%    04/02/2007(e)   100,000,000       100,000,000

   UBS Warburg Tri Party, 5.390% dated
      3/30/07 (collateralized by various U.S.
      Government Obligations, 4.00%-8.50% due
      12/01/07-3/01/47 valued at
      $468,182,770); proceeds $459,206,168       5.390%    04/02/2007      459,000,000       459,000,000

   Wachovia Capital Markets Tri Party, 5.508%
      dated 5/22/06 (collateralized by
      various Asset Backed Securities,
      0.00%-6.11% due 2/04/08-5/12/45 valued
      at $306,000,001); proceeds $314,457,188    5.508%    04/02/2007(e)   300,000,000       300,000,000
                                                                                         ---------------
TOTAL REPURCHASE AGREEMENTS                                                               18,375,703,000
                                                                                         ---------------
TOTAL INVESTMENTS -- 99.55%                                                              $64,522,118,890
OTHER ASSETS LESS LIABILITIES -- 0.45%                                                       292,914,986
                                                                                         ---------------
NET ASSETS -- 100.00%                                                                    $64,815,033,876
                                                                                         ===============

(a) Floating Rate Note - Interest rate shown is rate in effect at March 31, 2007. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.05% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.67% of net assets as of March 31, 2007, are considered illiquid and restricted (see table below for more information).

                                                                                                 AMORTIZED
                                                                ACQUISITION                     COST VALUE
                                                              COST PERCENTAGE                   PERCENTAGE
                                                                 OF FUND'S                     OF FUND'S NET
                                 ACQUISITION   ACQUISITION   NET ASSETS AS OF    AMORTIZED     ASSETS AS OF
RESTRICTED SECURITIES                DATE          COST      ACQUISITION DATE    COST VALUE   MARCH 31, 2007
---------------------            -----------   -----------   ----------------   -----------   --------------
Goldman Sachs Promissory Note,
   5.470%, due 08/13/07           8/11/2006    340,000,000          0.64        340,000,000        0.52

Goldman Sachs Promissory Note,
   5.480%, due 01/15/08           1/16/2007    100,000,000          0.18        100,000,000        0.15

  For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2007.

+ As permitted under Rule 2A-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

  For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: May 24, 2007